UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2018
Date of reporting period: January 31, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	January 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCK – (96.66%)
CONSUMER DISCRETIONARY – (16.00%)
Automobiles & Components – (1.85%)
Adient PLC	31,678	$2,052,734
Media – (3.56%)
Liberty Global PLC, Series C *	57,209	2,045,794
Naspers Ltd. - N (South Africa)	6,669	1,904,211
		3,950,005
Retailing – (10.59%)
Amazon.com, Inc. *	8,103	11,756,562
	Total Consumer Discretionary	17,759,301
ENERGY – (9.07%)
Apache Corp.	116,002	5,205,010
Encana Corp. (Canada)	166,043	2,055,612
Occidental Petroleum Corp.	37,452	2,807,777
	Total Energy	10,068,399
FINANCIALS – (39.78%)
Banks – (9.36%)
JPMorgan Chase & Co.	44,570	5,155,412
Wells Fargo & Co.	79,564	5,233,720
		10,389,132
Diversified Financials – (26.00%)
Capital Markets – (4.21%)
Bank of New York Mellon Corp.	82,304	4,666,637
Consumer Finance – (11.67%)
American Express Co.	47,984	4,769,610
Capital One Financial Corp.	78,769	8,188,825
		12,958,435
Diversified Financial Services – (10.12%)
Berkshire Hathaway Inc., Class B *	52,401	11,233,726
		28,858,798
Insurance – (4.42%)
Property & Casualty Insurance – (4.42%)
Markel Corp. *	4,282	4,914,408
	Total Financials	44,162,338
INDUSTRIALS – (18.54%)
Capital Goods – (18.54%)
Ferguson PLC (United Kingdom)	38,218	2,949,781
Johnson Controls International PLC	123,004	4,813,147
Safran S.A. (France)	45,052	5,086,665
United Technologies Corp.	56,052	7,735,736
	Total Industrials	20,585,329
INFORMATION TECHNOLOGY – (11.30%)
Software & Services – (11.30%)
Alibaba Group Holding Ltd., ADR (China)*	10,058	2,054,749
Alphabet Inc., Class C *	8,962	10,485,002
	Total Information Technology	12,539,751

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	January 31, 2018 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (1.97%)
	LafargeHolcim Ltd. (Switzerland)	35,675	$2,186,710
		Total Materials	2,186,710
	TOTAL COMMON STOCK – (Identified cost $91,380,869)		107,301,828
SHORT-TERM INVESTMENTS – (3.33%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.33%, 02/01/18, dated 01/31/18, repurchase value of $461,017 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 02/15/18-01/01/48, total market value $470,220)	$461,000	461,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.36%, 02/01/18, dated 01/31/18, repurchase value of $742,028 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.00%, 07/05/18-02/15/22, total market value $756,840)	742,000	742,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.36%, 02/01/18, dated 01/31/18, repurchase value of $1,938,073 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 03/01/43-01/01/48, total market value $1,976,760)	1,938,000	1,938,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.35%, 02/01/18, dated 01/31/18, repurchase value of $554,021 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-4.00%, 07/01/26-02/01/48, total market value $565,080)	554,000	554,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,695,000)		3,695,000
	Total Investments – (99.99%) – (Identified cost $95,075,869)		110,996,828
	Other Assets Less Liabilities – (0.01%)		10,495
	Net Assets – (100.00%)		$111,007,323

ADR: American Depositary Receipt

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	January 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (98.31%)
FINANCIALS – (94.89%)
Banks – (21.17%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	32,592	$1,309,872
DBS Group Holdings Ltd. (Singapore)	157,632	3,172,347
JPMorgan Chase & Co.	50,696	5,864,006
PNC Financial Services Group, Inc.	26,177	4,136,490
U.S. Bancorp	102,883	5,878,735
Wells Fargo & Co.	89,822	5,908,491
		26,269,941
Diversified Financials – (48.30%)
Capital Markets – (24.21%)
Bank of New York Mellon Corp.	99,190	5,624,073
Brookfield Asset Management Inc., Class A (Canada)	68,034	2,848,583
Charles Schwab Corp.	81,514	4,347,957
Goldman Sachs Group, Inc.	18,234	4,884,706
Julius Baer Group Ltd. (Switzerland)	54,700	3,755,391
KKR & Co. L.P.	163,171	3,929,158
State Street Corp.	42,252	4,654,903
		30,044,771
Consumer Finance – (12.98%)
American Express Co.	76,806	7,634,516
Capital One Financial Corp.	81,508	8,473,572
		16,108,088
Diversified Financial Services – (11.11%)
Berkshire Hathaway Inc., Class B *	38,574	8,269,494
Visa Inc., Class A	44,447	5,521,651
		13,791,145
		59,944,004
Insurance – (25.42%)
Insurance Brokers – (1.46%)
Marsh & McLennan Cos, Inc.	21,718	1,813,887
Multi-line Insurance – (5.49%)
American International Group, Inc.	32,744	2,092,997
Loews Corp.	91,439	4,722,824
		6,815,821
Property & Casualty Insurance – (10.43%)
Chubb Ltd.	36,073	5,632,799
Markel Corp. *	6,368	7,308,490
		12,941,289
Reinsurance – (8.04%)
Alleghany Corp. *	5,369	3,370,121
Everest Re Group, Ltd.	18,344	4,215,451
Swiss Re AG (Switzerland)	24,316	2,398,291
		9,983,863
		31,554,860
	Total Financials	117,768,805

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	January 31, 2018 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (3.42%)
Software & Services – (3.42%)
	Alphabet Inc., Class C *	3,630	$4,246,882
		Total Information Technology	4,246,882
	TOTAL COMMON STOCK – (Identified cost $103,964,365)		122,015,687
SHORT-TERM INVESTMENTS – (1.83%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.33%, 02/01/18, dated 01/31/18, repurchase value of $284,010 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 02/15/18-01/01/48, total market value $289,680)	$284,000	284,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.36%, 02/01/18, dated 01/31/18, repurchase value of $457,017 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.00%, 07/05/18-02/15/22, total market value $466,140)	457,000	457,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.36%, 02/01/18, dated 01/31/18, repurchase value of $1,194,045 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 12/01/27-01/01/48, total market value $1,217,880)	1,194,000	1,194,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.35%, 02/01/18, dated 01/31/18, repurchase value of $341,013 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-4.00%, 05/01/26-02/01/48, total market value $347,820)	341,000	341,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,276,00)		2,276,000
	Total Investments – (100.14%) – (Identified cost $106,240,365)		124,291,687
	Liabilities Less Other Assets – (0.14%)		(172,436)
	Net Assets – (100.00%)		$124,119,251

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	January 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (99.50%)
CONSUMER DISCRETIONARY – (28.19%)
Automobiles & Components – (3.94%)
Adient PLC	79,424	$5,146,675
Aptiv PLC	20,806	1,974,074
Delphi Technologies PLC	3,966	219,042
		7,339,791
Consumer Services – (6.33%)
New Oriental Education & Technology Group, Inc., ADR (China)	58,902	5,424,285
TAL Education Group, Class A, ADR (China)	96,676	3,148,737
Tarena International, Inc., Class A, ADR (China)	240,851	3,222,587
		11,795,609
Media – (5.71%)
Naspers Ltd. - N (South Africa)	37,250	10,636,056
Retailing – (12.21%)
Amazon.com, Inc. *	7,335	10,642,278
JD.com Inc., Class A, ADR (China)*	153,347	7,549,273
Vipshop Holdings Ltd., Class A, ADR (China)*	276,227	4,566,032
		22,757,583
	Total Consumer Discretionary	52,529,039
ENERGY – (9.41%)
Apache Corp.	125,284	5,621,493
Cabot Oil & Gas Corp.	102,128	2,691,073
Encana Corp. (Canada)	555,425	6,876,161
Paramount Resources Ltd., Class A (Canada)*	160,797	2,353,127
	Total Energy	17,541,854
FINANCIALS – (19.11%)
Banks – (7.78%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	17,997	723,299
JPMorgan Chase & Co.	49,356	5,709,009
Wells Fargo & Co.	122,548	8,061,207
		14,493,515
Diversified Financials – (8.54%)
Capital Markets – (1.42%)
Noah Holdings Ltd., ADS (China)*	53,683	2,652,477
Consumer Finance – (2.94%)
Capital One Financial Corp.	52,657	5,474,222
Diversified Financial Services – (4.18%)
Berkshire Hathaway Inc., Class B *	36,328	7,787,997
		15,914,696
Insurance – (2.79%)
Multi-line Insurance – (2.79%)
Sul America S.A. (Brazil)	817,837	5,210,951
	Total Financials	35,619,162
HEALTH CARE – (3.06%)
Health Care Equipment & Services – (3.06%)
Aetna Inc.	16,998	3,175,567
Diplomat Pharmacy, Inc. *	93,780	2,531,122
	Total Health Care	5,706,689

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	January 31, 2018 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (12.59%)
Capital Goods – (8.35%)
Ferguson PLC (United Kingdom)	31,801	$2,454,497
Johnson Controls International PLC	81,872	3,203,652
Safran S.A. (France)	42,409	4,788,253
United Technologies Corp.	37,117	5,122,517
		15,568,919
Transportation – (4.24%)
CAR Inc. (China)*	1,596,000	1,324,109
FedEx Corp.	10,772	2,827,434
ZTO Express (Cayman) Inc., Class A, ADR (China)*	236,859	3,744,741
		7,896,284
	Total Industrials	23,465,203
INFORMATION TECHNOLOGY – (22.36%)
Software & Services – (18.78%)
Alibaba Group Holding Ltd., ADR (China)*	42,703	8,723,796
Alphabet Inc., Class C *	10,775	12,606,104
ANGI Homeservices Inc., Class A *	224,089	2,993,829
Baidu, Inc., Class A, ADR (China)*	7,450	1,839,554
Facebook Inc., Class A *	17,161	3,207,219
Fang Holdings Ltd., Class A, ADR (China)*	1,077,950	5,626,899
		34,997,401
Technology Hardware & Equipment – (3.58%)
Hollysys Automation Technologies Ltd. (China)	262,926	6,670,432
	Total Information Technology	41,667,833
MATERIALS – (4.78%)
Akzo Nobel N.V. (Netherlands)	14,206	1,330,217
Axalta Coating Systems Ltd. *	131,795	4,151,542
LafargeHolcim Ltd. (Switzerland)	56,001	3,432,599
	Total Materials	8,914,358
TOTAL COMMON STOCK – (Identified cost $158,061,104)		185,444,138
SHORT-TERM INVESTMENTS – (0.67%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.33%, 02/01/18, dated 01/31/18, repurchase value of $155,006 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 02/15/18-01/01/48, total market value $158,100)	$155,000	155,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.36%, 02/01/18, dated 01/31/18, repurchase value of $250,009 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.00%, 07/05/18-02/15/22, total market value $255,000)	250,000	250,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.36%, 02/01/18, dated 01/31/18, repurchase value of $652,025 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.09%-4.00%, 12/01/27-01/01/48, total market value $665,040)	652,000	652,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	January 31, 2018 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.35%, 02/01/18, dated 01/31/18, repurchase value of $186,007 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.431%-4.00%, 11/01/34-02/01/48, total market value $189,720)	$186,000	$186,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,243,000)	1,243,000
		Total Investments – (100.17%) – (Identified cost $159,304,104)	186,687,138
		Liabilities Less Other Assets – (0.17%)	(312,057)
		Net Assets – (100.00%)	$186,375,081

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments
January 31, 2018 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments – (Continued)
January 31, 2018 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2018 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$17,759,301	$–	$52,529,039
Energy	10,068,399	–	17,541,854
Financials	44,162,338	117,768,805	35,619,162
Health Care	–	–	5,706,689
Industrials	20,585,329	–	23,465,203
Information Technology	12,539,751	4,246,882	41,667,833
Materials	2,186,710	–	8,914,358
Total Level 1	107,301,828	122,015,687	185,444,138
Level 2 – Other Significant Observable Inputs:
Short-term securities	3,695,000	2,276,000	1,243,000
Total Level 2	3,695,000	2,276,000	1,243,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$110,996,828	$124,291,687	$186,687,138

There were no transfers of investments between levels of the fair value hierarchy during the three months ended January 31, 2018.

Federal Income Taxes

As of January 31, 2018, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes is as follows:

	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF
Unrealized appreciation	$16,576,092	$18,165,563	$28,673,405
Unrealized depreciation	(655,133)	(93,785)	(1,290,872)
Net unrealized appreciation	$15,920,959	$18,071,778	$27,382,533

Aggregate cost	$95,075,869	$106,219,909	$159,304,605

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer, principal financial officer and principal accounting officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 29, 2018

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: March 29, 2018